Debt - Line of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,500,000,000	$ 1,500,000,000
Line of credit borrowing capacity under bridge credit agreement	2,000,000,000
Line of credit, maximum amount under incremental agreement	2,500,000,000
Maximum Amount Of Letters Of Credit Issuable	200,000,000
Facility fee (in hundredths)	0.10%
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 0